Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Staff costs:
Staff costs	£ 1,773	£ 2,043
Premises and equipment	225	221
Other expenses
Other expenses	901	1,015
Total administrative expenses, premises and equipment and other expenses	2,899	3,279
Depreciation and amortisation	1,374	1,272
Total operating expenses, excluding regulatory provisions	4,273	4,551
Regulatory provisions (note ):
Other regulatory provisions	158	118
Regulatory provisions	158	118
Total operating expenses	£ 4,431	£ 4,669